Segment reporting (Tables)	12 Months Ended
Mar. 31, 2016
Schedule of Segment Operating Revenue

Segment operating revenues:

	Millions of yen
Year Ended March 31	2014	2015	2016
Telecommunications business-
External customers	¥3,825,429	¥3,653,344	¥3,688,486
Intersegment	1,899	1,221	1,293

Subtotal	3,827,328	3,654,565	3,689,779
Smart life business-
External customers	354,923	427,707	491,234
Intersegment	11,279	15,613	12,895

Subtotal	366,202	443,320	504,129
Other businesses-
External customers	280,851	302,346	347,364
Intersegment	11,954	11,146	11,912

Subtotal	292,805	313,492	359,276

Segment total	4,486,335	4,411,377	4,553,184
Elimination	(25,132)	(27,980)	(26,100)

Consolidated	¥4,461,203	¥4,383,397	¥4,527,084

Schedule of Segment Operating Income (Loss)

Segment operating income (loss):

	Millions of yen
Year Ended March 31	2014	2015	2016
Segment operating income (loss)-
Telecommunications business	¥812,736	¥636,076	¥708,854
Smart life business	18,188	(2,394)	46,450
Other businesses	(11,725)	5,389	27,720

Consolidated operating income	819,199	639,071	783,024
Other income (expenses)	13,850	4,812	(5,003)

Income before income taxes and equity in net income (losses) of affiliates	¥833,049	¥643,883	¥778,021

Schedule of Segment Assets

Segment assets:

	Millions of yen
As of March 31	2014	2015	2016
Segment assets-
Telecommunications business	¥5,256,976	¥5,275,976	¥5,309,327
Smart life business	545,949	553,647	601,601
Other businesses	204,429	228,581	237,862

Segment total	6,007,354	6,058,204	6,148,790
Elimination	(2,263)	(1,875)	(1,988)

Corporate	1,502,939	1,090,011	1,067,312

Consolidated	¥7,508,030	¥7,146,340	¥7,214,114

Schedule of Other Significant Items

Other Significant items:

	Millions of yen
Year Ended March 31	2014	2015	2016
Depreciation and amortization-
Telecommunications business	¥669,495	¥614,821	¥592,073
Smart life business	20,809	24,594	16,892
Other businesses	28,390	20,372	16,969

Consolidated	¥718,694	¥659,787	¥625,934

	Millions of yen
Year Ended March 31	2014	2015	2016
Capital expenditures-
Telecommunications business	¥658,427	¥635,445	¥573,893
Smart life business	27,494	17,195	13,855
Other businesses	17,203	9,125	7,468

Consolidated	¥703,124	¥661,765	¥595,216

	Millions of yen
Year Ended March 31	2014	2015	2016
Point program expenses-
Telecommunications business	¥59,959	¥60,971	¥49,155
Smart life business	11,215	6,945	9,112
Other businesses	—	—	1

Segment total	71,174	67,916	58,268
Elimination	(337)	(211)	(436)

Consolidated	¥70,837	¥67,705	¥57,832

	Millions of yen
Year Ended March 31	2014	2015	2016
Impairment losses of goodwill-
Telecommunications business	¥—	¥—	¥—
Smart life business	—	—	2,368
Other businesses	—	—	6,131

Consolidated	¥—	¥—	¥8,499

	Millions of yen
Year Ended March 31	2014	2015	2016
Impairment loss of long-lived assets-
Telecommunications business	¥—	¥—	¥1,684
Smart life business	—	30,161	7,186
Other businesses	—	—	193

Consolidated	¥—	¥30,161	¥9,063

Operating Revenues from Products and Services

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2014	2015	2016
Telecommunications services	¥2,963,980	¥2,747,155	¥2,815,507
Mobile communications services revenues	2,955,788	2,736,649	2,767,591
— Voice revenues	1,065,196	883,844	849,440
— Packet communications revenues	1,890,592	1,852,805	1,918,151
Optical-fiber broadband service and other telecommunications services revenues	8,192	10,506	47,916
Equipment sales	872,000	904,089	860,486
Other operating revenues	625,223	732,153	851,091

Total operating revenues	¥4,461,203	¥4,383,397	¥4,527,084